Trade and Miscellaneous Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Increase in Trade and Miscellaneous Receivables and Other Current Assets

Trade and miscellaneous receivables and other current assets increased by 467 million euros compared to December 31, 2016 and were broken down as follows:

	As of December 31,
	2017		2016
		Of which IAS 39 Financial Instruments		Of which IAS 39 Financial Instruments
	(millions of euros)
Amounts due on construction contracts	34		33

Trade receivables:
Receivables from customers	2,528	2,528	3,110	3,110
Receivables from other telecommunications operators	972	972	815	815

	3,500	3,500	3,925	3,925

Miscellaneous receivables and other current assets:
Other receivables	645	154	784	166
Trade and miscellaneous prepaid expenses	780		684

	1,425	154	1,468	166

Total	4,959	3,654	5,426	4,091

Summary of Aging of Financial Instruments Included in Trade and Miscellaneous Receivables and Other Current Assets

The aging of financial instruments included in “Trade and miscellaneous receivables and other current assets” at December 31, 2017 and December 31, 2016 was as follows:

				Overdue:
	As of December 31, 2017	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	3,654	2,781	873	300	178	188	207

				Overdue:
	As of December 31, 2016	Total Current	Total overdue	0-90 days	91-180 days	181-365 days	More than 365 days
	(millions of euros)
Trade and miscellaneous receivables and other current assets	4,091	3,109	982	373	162	186	261

Summary of Provision for Bad Debts

Movements in the provision for bad debts were as follows:

	2017	2016
	(millions of euros)
At January 1	648	614
Provision charges to the income statement	242	233
Utilization and decreases	(278)	(220)
Exchange differences and other changes	(15)	21

At December 31	597	648

Summary of Other Receivables

Details are as follows:

	As of December 31,
	2017	2016
	(millions of euros)
Advances to suppliers	69	41
Receivables from employees	12	26
Tax receivables	135	228
Receivables for grants from the government and public entities	207	242
Sundry receivables	222	247

Total	645	784